Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 40,886	$ 589,668
Accounts receivable	52,761	55,169
Inventory	457,646	196,553
Prepaid expenses and other current assets	315,222	432,082
TOTAL CURRENT ASSETS	866,515	1,273,472
Property and equipment, net	245,667	3,834
Operating lease right-of-use asset	62,113	49,432
TOTAL ASSETS	1,174,295	1,326,738
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,023,563	941,309
Accounts payable - related party	27,029	124,370
Convertible loan payables, net of discount	73,664	176,703
Due to officers	222,492	17,485
Derivative liability	184,025	354,160
Current portion of operating lease liability	62,113	39,148
Current portion of financing lease liability	14,327	0
Common stock subscriptions liability	0	377,350
TOTAL CURRENT LIABILITIES	1,607,213	2,030,525
Financing lease liability, net of current portion	48,946	0
Operating lease liability, net of current portion	0	10,283
TOTAL LIABILITIES	1,656,159	2,040,808
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding at December 31, 2022 and 2021	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 182,934,483 and 143,840,643 shares issued and outstanding at December 31, 2022 and 2021, respectively	182,934	143,840
Common stock subscriptions, 0 and 15,855,000 shares at December 31, 2022 and 2021, respectively	0	792,745
Additional paid in capital	23,678,396	20,777,401
Accumulated deficit	(24,337,973)	(22,395,393)
Accumulated other comprehensive loss	(15,002)	(42,444)
TOTAL STOCKHOLDERS' DEFICIT	(481,864)	(714,070)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,174,295	$ 1,326,738